Operating Lease (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Jan. 02, 2020	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Five -Year Lease Agreement [Member]
Operating lease, description	The Company entered into a five-years lease agreement with an individual to rent a factory space of 1800 square meters at Dali County, PRC.
Rental payment of lease			$ 11,443	$ 5,348
Operating lease, term	5 years
One -Year Lease Agreement [Member]
Operating lease, description		The Company entered into a one-year lease agreement with Pioneering Park of Xi'an High-tech Zone to rent an office space of 807 square meters at Xi'an City, PRC. On June 3, 2021, the Company renewed the lease agreement with three years term from July 1, 2021 to June 30, 2024
Rental payment of lease			$ 21,102